Promissory Notes – Related Party (Details Narrative) - USD ($)																						3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 24, 2025	Dec. 24, 2025	Sep. 26, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Dec. 09, 2024	Oct. 03, 2024	Aug. 14, 2024	Jun. 05, 2024	Apr. 04, 2024	Feb. 22, 2024	Jan. 25, 2024	Jan. 05, 2024	Dec. 08, 2023	Oct. 13, 2023	Jun. 02, 2023	Mar. 23, 2023	Mar. 03, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2025	Jun. 30, 2025	Mar. 24, 2025
Short-Term Debt [Line Items]
Interest expense																						$ 64,001	$ 62,137	$ 51,814	$ 33,395		$ 188,964	$ 128,811	$ 188,203	$ 57,255
Promissory note						$ 334,885		$ 2,000,000															334,885
Conversion price per share								$ 10.00
Debt discount, remaining amortized						662,672																303,725					880,656
Additional interest expense					$ 170,000																					$ 143,398
Shares, Issued																															280,395
Convertible Debt																															$ 2,804,421
Outstanding value																													2,500,000	$ 1,700,000
Debt discount, amortized						217,984																	223,060				940,847
Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes							$ 2,000,000	$ 2,000,000
Conversion price per share							$ 10.00	$ 10.00
Public Gold Marketing Sdn Bhd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes			$ 1,000,000	$ 1,000,000			$ 1,000,000
Cash	$ 1,000,000		$ 1,000,000	$ 2,000,000			$ 2,000,000
Paid ordinary shares		$ 1,000,000
Outstanding value		$ 1,000,000
Related Party [Member]
Short-Term Debt [Line Items]
Promissory notes						4,507,595																4,804,421	4,507,595			4,804,421	4,804,421		4,445,458
Convertible Debt						334,885																390,000	334,885			390,000	390,000		390,000
Related Party [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Promissory notes																													4,507,595
Other Affiliates [Member]
Short-Term Debt [Line Items]
Promissory notes								$ 880,656																									$ 60,191
Interest expense								3,844,923																			4,804,421
Promissory note						334,885																390,000	334,885			390,000	390,000				$ 390,000
Conversion price per share																																	$ 10.00
Initial principal amount								4,491,025																									$ 390,000
Fair value, amount								3,610,369																									$ 329,809
Debt discount, remaining amortized						324,733
Additional interest expense								$ 16,570
Debt discount, amortized						5,076																25,261					60,191
Promissory Note 1 [member]
Short-Term Debt [Line Items]
Extension fees payment																					$ 390,000
Promissory note bears interest percentage																					6.00%
Borrowings						390,000																390,000	390,000			390,000	390,000		390,000
Promissory Note 2 [member]
Short-Term Debt [Line Items]
Extension fees payment																				$ 250,000
Promissory note bears interest percentage																				6.00%
Borrowings						250,000																250,000	250,000			250,000	250,000		250,000
Promissory notes																				$ 250,000
Promissory Note 3 [member]
Short-Term Debt [Line Items]
Extension fees payment																			$ 700,000
Promissory note bears interest percentage																			6.00%
Borrowings						700,000																700,000	700,000			700,000	700,000		700,000
Promissory notes																			$ 700,000
Promissory Note 4 [member]
Short-Term Debt [Line Items]
Extension fees payment																		$ 250,000
Promissory note bears interest percentage																		6.00%
Borrowings						250,000																250,000	250,000			250,000	250,000		250,000
Promissory notes																		$ 250,000
Promissory Note 5 [member]
Short-Term Debt [Line Items]
Extension fees payment																	$ 110,000
Promissory note bears interest percentage																	6.00%
Borrowings						110,000																110,000	110,000			110,000	110,000		110,000
Promissory notes																	$ 110,000
Promissory Note 6 [member]
Short-Term Debt [Line Items]
Extension fees payment																$ 250,000
Promissory note bears interest percentage																6.00%
Borrowings						250,000																250,000	250,000			250,000	250,000
Promissory notes																$ 250,000
Promissory Note 7 [member]
Short-Term Debt [Line Items]
Extension fees payment															$ 300,000
Promissory note bears interest percentage															6.00%	6.00%
Borrowings																													300,000
Promissory notes															$ 300,000
Promissory Note 8 [member]
Short-Term Debt [Line Items]
Extension fees payment														$ 300,000
Promissory note bears interest percentage														6.00%
Borrowings						300,000																300,000	300,000			300,000	300,000		300,000
Promissory notes														$ 300,000
Promissory Note 9 [member]
Short-Term Debt [Line Items]
Extension fees payment													$ 300,000
Promissory note bears interest percentage													6.00%
Borrowings						300,000																	300,000						300,000			$ 300,000
Promissory notes													$ 300,000
Promissory Note 10 [member]
Short-Term Debt [Line Items]
Extension fees payment												$ 400,000
Promissory note bears interest percentage												6.00%
Borrowings						400,000																400,000	400,000			400,000	400,000		400,000
Promissory notes												$ 400,000
Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Extension fees payment											$ 300,000
Promissory note bears interest percentage											6.00%
Borrowings						300,000																300,000	300,000			300,000	300,000		300,000
Promissory notes											$ 300,000
Promissory Note 12 [Member]
Short-Term Debt [Line Items]
Extension fees payment										$ 300,000
Promissory note bears interest percentage										6.00%
Borrowings						300,000																300,000	300,000			300,000	300,000		300,000
Promissory notes										$ 300,000
Promissory Note 13 [Member]
Short-Term Debt [Line Items]
Extension fees payment									$ 350,000
Promissory note bears interest percentage									6.00%
Borrowings						$ 350,000																350,000	$ 350,000			350,000	350,000		$ 350,000
Promissory notes									$ 350,000
Promissory Note 14 [Member]
Short-Term Debt [Line Items]
Promissory note bears interest percentage					6.00%
Borrowings																						$ 170,000				$ 170,000	$ 170,000
Promissory notes					$ 170,000